Inventories	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories
7.	Inventories
Inventories as of December 31, 2019 and 2020 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2020
Finished goods	~~W~~	730,009	785,282
Work-in-process		756,744	733,071
Raw materials		405,854	491,432
Supplies		158,548	160,871

	~~W~~	2,051,155	2,170,656

For the years ended December 31, 2018, 2019 and 2020, the amount of inventories recognized as cost of sales and inventory write-downs included in cost of sales are as follows:

(In millions of won)
	2018		2019	2020
Inventories recognized as cost of sales	~~W~~	21,251,305	21,607,240	21,587,554
Including: inventory write-downs		313,180	472,885	213,932
There were no significant reversals of inventory write-downs recognized during the years ended December 31, 2018, 2019 and 2020.